RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2022
RELATED PARTIES
Schedule of current accounts receivable between related parties

					12.31.2022		12.31.2021
Taxpayer ID	Company	Relationship	Country	Currency	Current	Non-current	Current	Non-current
					ThCh$	ThCh$	ThCh$	ThCh$
96.891.720-K	Embonor S.A.	Shareholder related	Chile	CLP	10,852,709	—	3,870,800	—
96.714.870-9	Coca-Cola de Chile S.A.	Shareholder	Chile	CLP	15,444	109,318	62,756	98,941
Foreign	Coca-Cola de Argentina	Director related	Argentina	ARS	—	—	2,490,194	—
Foreign	Alimentos de Soja S.A.U.	Shareholder related	Argentina	ARS	237,439	—	166,813	—
96.517.210-2	Embotelladora Iquique S.A.	Shareholder related	Chile	CLP	745,048	—	155,264	—
86.881.400-4	Envases CMF S.A.	Associate	Chile	CLP	925,189	—	1,266,871	—
77.526.480-2	Comercializadora Nova Verde	Common shareholder	Chile	CLP	2,048,054	—	934,350	—
76.572.588-7	Coca-Cola del Valle New Ventures S.A.	Associate	Chile	CLP	143,002	—	371,907	—
76.140.057-6	Monster	Associate	Chile	CLP	86,492	—	87,865	—
79.826.410-9	Guallarauco	Associate	Chile	CLP	8,790	—	12,230	—
Total					15,062,167	109,318	9,419,050	98,941

Schedule of current accounts payable between related parties

					12.31.2022		12.31.2021
Taxpayer ID	Company	Relationship	Country	Currency	Current	Non-current	Current	Non-current
					ThCh$	ThCh$	ThCh$	ThCh$
96.714.870-9	Coca-Cola de Chile S.A.	Shareholder	Chile	CLP	32,205,880	—	19,134,864	—
Foreign	Recofarma do Indústrias Amazonas Ltda.	Shareholder related	Brazil	BRL	30,998,682	10,354,296	13,770,200	11,557,723
86.881.400-4	Envases CMF S.A.	Associate	Chile	CLP	8,186,248	—	7,609,951	—
Foreign	Ser. y Prod. para Bebidas Refrescantes S.R.L.	Shareholder	Argentina	ARS	8,587,487	—	9,893,495	—
Foreign	Leão Alimentos e Bebidas Ltda.	Associate	Brazil	BRL	232,216	—	577,723	—
Foreign	Monster Energy Brasil Com de Bebidas Ltda.	Shareholder related	Brazil	BRL	3,811,908	—	2,173,901	—
76.572.588-7	Coca-Cola del Valle New Ventures S.A.	Associate	Chile	CLP	1,089,592	—	367,186	—
96.891.720-K	Embonor S.A.	Shareholder related	Chile	CLP	589,127	—	378,718	—
Foreign	Alimentos de Soja S.A.U.	Shareholder related	Argentina	ARS	628,842	—	277,708	—
77.526.480-2	Comercializadora Nova Verde	Common shareholder	Chile	CLP	2,198,317	—	1,858,682	—
Foreign	Monster Energy Argentina S.A.	Shareholder related	Argentina	PYG	—	—	2,365	—
Foreign	Monster Energy Company – USA	Shareholder related	Argentina	PYG	28,910	—	58,668	—
Foreign	Coca-Cola Company	Shareholder	Paraguay	PYG	1,690,858	—	—	—
Total					90,248,067	10,354,296	56,103,461	11,557,723

Schedule of transactions between related parties

						Accumulated	Accumulated
Taxpayer ID	Company	Relationship	Country	Transaction Description	Currency	at 12.31.2022	at 12.31.2021
						ThCh$	ThCh$
96.714.870-9	Coca-Cola de Chile S.A.	Shareholders	Chile	Concentrate purchase	CLP	198,045,624	174,892,744
96.714.870-9	Coca-Cola de Chile S.A.	Shareholders	Chile	Purchase of advertising services	CLP	—	3,290,184
96.714.870-9	Coca-Cola de Chile S.A.	Shareholders	Chile	Water source lease	CLP	5,958,076	4,727,676
96.714.870-9	Coca-Cola de Chile S.A.	Shareholders	Chile	Sale of raw materials and others	CLP	9,980,390	1,720,061
96.714.870-9	Coca-Cola de Chile S.A.	Shareholders	Chile	Minimum dividend	CLP	47,262	35,474
86.881.400-4	Envases CMF S.A.	Associate	Chile	Purchase of containers	CLP	24,441,192	17,713,063
86.881.400-4	Envases CMF S.A.	Associate	Chile	Purchase of raw materials	CLP	33,637,921	24,883,194
86.881.400-4	Envases CMF S.A.	Associate	Chile	Purchase of caps	CLP	—	153,142
86.881.400-4	Envases CMF S.A.	Associate	Chile	Purchase of services and others	CLP	2,270,006	1,325,941
86.881.400-4	Envases CMF S.A.	Associate	Chile	Sale of services and others	CLP	13,914	1,430
86.881.400-4	Envases CMF S.A.	Associate	Chile	Purchase of packaging	CLP	9,391,000	7,625,273
86.881.400-4	Envases CMF S.A.	Associate	Chile	Sale of packaging/raw materials	CLP	13,360,534	11,939,711
93.281.000-K	Coca-Cola Embonor S.A.	Common shareholder	Chile	Sale of finished products	CLP	79,205,926	59,018,653
93.281.000-K	Coca-Cola Embonor S.A.	Common shareholder	Chile	Sale of services and others	CLP	585,448	359,739
93.281.000-K	Coca-Cola Embonor S.A.	Common shareholder	Chile	Sale of inputs and materials	CLP	956,036	523,958
96.891.720-K	Embonor S.A.	Shareholder related	Chile	Minimum dividend	CLP	589,127	339,562
96.891.720-K	Embonor S.A.	Shareholder related	Chile	Sale of fixed asset	CLP	—	357,000
96.891.720-K	Embonor S.A.	Shareholder related	Chile	Dividend distribution	CLP	—	541,188
96.517.310-2	Embotelladora Iquique S.A.	Shareholder related	Chile	Sale of finished products	CLP	5,807,466	4,220,323
89.996.200-1	Envases del Pacífico S.A.	Director related	Chile	Purchase of inputs and materials	CLP	204,933	265,503
94.627.000-8	Parque Arauco S.A	Director related	Chile	Lease of space	CLP	101,981	69,151
Foreign	Recofarma do Indústrias Amazonas Ltda.	Shareholder related	Brazil	Purchase of concentrate	BRL	100,199,500	69,785,833
Foreign	Recofarma do Indústrias Amazonas Ltda.	Shareholder related	Brazil	Reimbursement and other purchases	BRL	—	100,072
Foreign	Serv. y Prod. para Bebidas Refrescantes S.R.L.	Shareholder related	Argentina	Purchase of concentrate	ARS	159,807,006	129,275,444
Foreign	Serv. y Prod. para Bebidas Refrescantes S.R.L.	Shareholder related	Argentina	Advertising rights, prizes and others	ARS	3,002,061	3,230,351
Foreign	Serv. y Prod. para Bebidas Refrescantes S.R.L.	Shareholder related	Argentina	Advertising participation	ARS	—	5,201,881
Foreign	KAIK Participações	Associate	Brazil	Reimbursement and other purchases	BRL	96,511	21,180
Foreign	Leao Alimentos e Bebidas Ltda.	Associate	Brazil	Purchase of products	BRL	636,938	293,677
Foreign	Sorocaba Refrescos S.A.	Associate	Brazil	Purchase of products	BRL	419,515	2,667,326
89.862.200-2	Latam Airlines Group S.A.	Director related	Chile	Sale of products	CLP	93,320	269,688
89.862.200-2	Latam Airlines Group S.A.	Director related	Chile	Purchase of products	CLP	—	18,695
76.572.588-7	Coca-Cola Del Valle New Ventures SA	Associate	Chile	Sale of services and others	CLP	288,264	442,566
76.572.588-7	Coca-Cola Del Valle New Ventures SA	Associate	Chile	Purchase of services and others	CLP	4,306,419	4,436,600
Foreign	Alimentos de Soja S.A.U.	Shareholder related	Argentina	Payment of commissions and services	ARS	4,128,865	2,973,907
Foreign	Alimentos de Soja S.A.U.	Shareholder related	Argentina	Purchase of products	ARS	2,107,354	11,658
Foreign	Alimentos de Soja S.A.U.	Shareholder related	Argentina	Marketing services	ARS	286,488	—
Foreign	Trop Frutas do Brasil Ltda.	Associate	Brazil	Purchase of products	BRL	368,127	2,736,529
77526480-2	Comercializadora Novaverde S.A.	Common shareholder	Chile	Sale of raw materials	CLP	781,901	6,210
77526480-2	Comercializadora Novaverde S.A.	Common shareholder	Chile	Sale of finished products	CLP	12,867,822	8,937,506
77526480-2	Comercializadora Novaverde S.A.	Common shareholder	Chile	Sale of services and others	CLP	4,512,714	11,183
77526480-2	Comercializadora Novaverde S.A.	Common shareholder	Chile	Purchase of finished products	CLP	25,440,668	—
77526480-2	Comercializadora Novaverde S.A.	Common shareholder	Chile	Advertising	CLP	2,367,626	—
77526480-2	Comercializadora Novaverde S.A.	Common shareholder	Chile	Cold equipment maintenance	CLP	619,419	—
77526480-2	Comercializadora Novaverde S.A.	Common shareholder	Chile	Purchase of raw materials	CLP	952,699	4,519,948
96.633.550-5	Sinea S.A.	Director related	Chile	Purchase of raw materials	CLP	--	2,294,594
97.036.000-K	Banco Santander Chile.	Director/Manager/Executive	Chile	Purchase of services	CLP	6,776,225	1,852,076
Foreign	Monster Energy Brasil Comercio de Bebidas Ltda	Affiliated company	Brazil	Purchase of products	BRL	2,352,550	1,571,632

Schedule of Key management compensation

Description	12.31.2022	12.31.2021
	ThCh$	ThCh$
Executive wages, salaries and benefits	8,536,107	7,253,863
Director allowances	1,560,000	1,512,500
Benefits accrued in the last five years and payments made during the period	269,952	254,240
Total	10,366,059	9,020,603